Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Current assets
Cash and cash equivalents	$ 4,945,330	$ 97,851,754	$ 8,264,769	$ 163,532,513	$ 109,368,880	$ 117,988,528
Accounts receivable and other, net, and derivative financial instruments		200,758,688		138,077,997
Inventories	3,227,366	63,858,930		45,892,060
Available-for-sale financial assets	53,416	1,056,918		2,852,679
Held-for-sale non-financial assets		1,056,918		7,460,674
Total current assets	18,372,255	363,526,290		357,815,923	267,200,497
Available-for-sale financial assets				6,027,540
Investments in joint ventures and associates	844,373	16,707,364		20,737,509	24,165,599
Wells, pipelines, properties, plant and equipment-net	72,599,743	1,436,509,326		1,667,742,248	1,344,483,631
Long-term notes receivables	7,504,683	148,492,909		148,607,602
Deferred taxes	7,388,422	146,192,485		100,324,689
Restricted cash				10,478,626
Intangible assets	459,327	9,088,563		8,639,242
Other assets	580,449	11,485,177		9,512,645
Total assets	107,749,252	2,132,002,114		2,329,886,024	1,775,654,200
Current liabilities
Current portion of long-term debt	7,945,209	157,209,467		176,166,188
Other current liabilities		231,917,718		250,023,698
Total current liabilities	19,666,099	389,127,185		426,189,886	443,407,721
Long-term debt	95,046,956	1,880,665,604		1,807,004,542	1,300,873,167
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,364,561,710		1,329,699,743
Total liabilities	183,676,636	3,634,354,499		3,562,894,171	3,107,330,098
Long-term debt	95,046,956	1,880,665,604		1,807,004,542	1,300,873,167
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,364,561,710		1,329,699,743
Total liabilities	183,676,636	3,634,354,499		3,562,894,171	3,107,330,098
Equity (deficit), net	(75,927,384)	(1,502,352,385)		(1,233,008,147)	(1,331,675,898)	(767,720,854)
Total liabilities and equity	$ 107,749,252	2,132,002,114		2,329,886,024
Petroleos Mexicanos [member]
Current assets
Cash and cash equivalents		46,959,103		92,503,607	58,461,014	73,002,640
Accounts receivable and other, net, and derivative financial instruments		83,119,394		6,604,595
Accounts receivable-inter-company		311,148,593		440,645,367
Inventories		509,375		446,954
Total current assets		441,736,465		540,200,523
Long-term receivables-intercompany		1,823,276,758		1,740,519,399
Investments in joint ventures and associates		(465,832,399)		(250,108,630)
Wells, pipelines, properties, plant and equipment-net		12,444,376		12,596,722
Long-term notes receivables		147,286,367		140,579,974
Deferred taxes		59,691,528		59,162,878
Other assets		2,209,579		1,824,104
Total assets		2,020,812,674		2,244,774,970
Current liabilities
Current portion of long-term debt		137,947,110		157,937,631
Accounts payable-inter-company		1,240,490,891		1,265,244,986
Other current liabilities		23,435,614		34,913,773
Total current liabilities		1,401,873,615		1,458,096,390
Long-term debt		1,824,829,579		1,737,332,174
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		297,028,436		282,902,667
Total liabilities		3,523,731,630		3,478,331,231
Long-term debt		1,824,829,579		1,737,332,174
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		297,028,436		282,902,667
Total liabilities		3,523,731,630		3,478,331,231
Equity (deficit), net		(1,502,918,956)		(1,233,556,261)
Total liabilities and equity		2,020,812,674		2,244,774,970
Subsidiary guarantors [member]
Current assets
Cash and cash equivalents		18,815,345		9,732,503	6,630,674	5,407,420
Accounts receivable and other, net, and derivative financial instruments		38,105,354		75,760,079
Accounts receivable-inter-company		1,380,100,592		1,684,782,235
Inventories		32,357,125		29,270,943
Held-for-sale non-financial assets				7,460,674
Total current assets		1,469,378,416		1,807,006,434
Long-term receivables-intercompany		285		289
Investments in joint ventures and associates		82,668		396,681
Wells, pipelines, properties, plant and equipment-net		1,370,974,060		1,595,655,580
Long-term notes receivables		1,206,542		8,027,628
Deferred taxes		84,443,897		40,341,615
Restricted cash				9,624,804
Intangible assets		9,088,563		8,639,242
Other assets		4,846,078		2,707,788
Total assets		2,940,020,509		3,472,400,061
Current liabilities
Current portion of long-term debt		5,386,564		7,381,095
Accounts payable-inter-company		434,556,688		854,106,939
Other current liabilities		157,589,107		169,182,239
Total current liabilities		597,532,359		1,030,670,273
Long-term debt		40,262,391		46,090,919
Long-term payables-inter-company		1,830,150,615		1,746,433,870
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,057,191,286		1,035,019,339
Total liabilities		3,525,136,651		3,858,214,401
Long-term debt		40,262,391		46,090,919
Long-term payables-inter-company		1,830,150,615		1,746,433,870
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,057,191,286		1,035,019,339
Total liabilities		3,525,136,651		3,858,214,401
Equity (deficit), net		(585,116,142)		(385,814,340)
Total liabilities and equity		2,940,020,509		3,472,400,061
Non-guarantor subsidiaries [member]
Current assets
Cash and cash equivalents		32,077,306		61,296,403	$ 44,277,192	$ 39,578,468
Accounts receivable and other, net, and derivative financial instruments		79,533,940		55,713,323
Accounts receivable-inter-company		86,354,837		70,268,246
Inventories		30,992,430		16,174,163
Available-for-sale financial assets		1,056,918		2,852,679
Total current assets		230,015,431		206,304,814
Available-for-sale financial assets				6,027,540
Long-term receivables-intercompany		3,597,880		6,384,944
Investments in joint ventures and associates		16,611,681		20,327,813
Wells, pipelines, properties, plant and equipment-net		53,090,890		59,489,946
Deferred taxes		2,057,060		820,196
Restricted cash				853,822
Other assets		4,429,520		4,980,753
Total assets		309,802,462		305,189,828
Current liabilities
Current portion of long-term debt		13,875,793		10,847,462
Accounts payable-inter-company		93,140,905		68,510,835
Other current liabilities		50,892,997		45,927,686
Total current liabilities		157,909,695		125,285,983
Long-term debt		15,573,634		23,581,449
Long-term payables-inter-company		6,139,845		8,303,850
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		10,341,988		11,777,737
Total liabilities		189,965,162		168,949,019
Long-term debt		15,573,634		23,581,449
Long-term payables-inter-company		6,139,845		8,303,850
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		10,341,988		11,777,737
Total liabilities		189,965,162		168,949,019
Equity (deficit), net		119,837,300		136,240,809
Total liabilities and equity		309,802,462		305,189,828
Intersegment Eliminations [member]
Current assets
Accounts receivable-inter-company		(1,777,604,022)		(2,195,695,848)
Total current assets		(1,777,604,022)		(2,195,695,848)
Long-term receivables-intercompany		(1,826,874,923)		(1,746,904,632)
Investments in joint ventures and associates		465,845,414		250,121,645
Total assets		(3,138,633,531)		(3,692,478,835)
Current liabilities
Accounts payable-inter-company		(1,768,188,484)		(2,187,862,760)
Total current liabilities		(1,768,188,484)		(2,187,862,760)
Long-term payables-inter-company		(1,836,290,460)		(1,754,737,720)
Total liabilities		(3,604,478,944)		(3,942,600,480)
Long-term payables-inter-company		(1,836,290,460)		(1,754,737,720)
Total liabilities		(3,604,478,944)		(3,942,600,480)
Equity (deficit), net		465,845,413		250,121,645
Total liabilities and equity		$ (3,138,633,531)		$ (3,692,478,835)